Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Schedule of changes in net asset retirement liability
The net asset retirement liability as of March 31, 2015 on our consolidated balance sheet in other current and non-current liabilities and the changes in the net liability from January 1 through March 31, 2015 were as follows:

2015
(in millions)
Net asset retirement liability at January 1	$42
Liabilities incurred	1
Liabilities settled	(1)
Accretion expense	1
Net asset retirement liability at March 31	$43

	2014	2013
	(in millions)
Net asset retirement liability at January 1	$30	$24
Liabilities incurred	10	6
Liabilities settled	(2)	(2)
Accretion expense	3	2
Changes in estimate	2	1
Property sales	—	(1)
Other	(1)	—
Net asset retirement liability at December 31	$42	$30